UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bingham Osborn & Scarborough, LLC
Address: 345 California Street, Suite 1100

         San Francisco, CA  94104

13F File Number:  28-10638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carol Benz
Title:     Chief Operations Officer
Phone:     (415)-781-8535

Signature, Place, and Date of Signing:

     /s/  Carol Benz     San Francisco, CA     August 01, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     75

Form13F Information Table Value Total:     $272,728 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101      361     4472 SH       SOLE                     4472        0        0
ABRAMS INDS INC                COM              003788106       75    18409 SH       SOLE                    18409        0        0
ACACIA RESH CORP               COMBIMTRX  COM   003881208       20    12339 SH       SOLE                    12339        0        0
ALLEGHENY TECHNOLOGIES INC     COM              01741R102      996    14389 SH       SOLE                    14389        0        0
ALLSTATE CORP                  COM              020002101      295     5385 SH       SOLE                     5385        0        0
ALLTEL CORP                    COM              020039103      249     3899 SH       SOLE                     3899        0        0
ALTRIA GROUP INC               COM              02209s103      211     2868 SH       SOLE                     2868        0        0
AMERICAN EXPRESS CO            COM              025816109      214     4026 SH       SOLE                     4026        0        0
AMGEN INC                      COM              031162100      278     4260 SH       SOLE                     4260        0        0
APPLERA CORP                   COM AP BIO GRP   038020103      207     6400 SH       SOLE                     6400        0        0
ARGONAUT GROUP INC             COM              040157109      617    20545 SH       SOLE                    20545        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1112    23119 SH       SOLE                    23119        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      825        9 SH       SOLE                        9        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      225       74 SH       SOLE                       74        0        0
BLACKROCK CA INSD MUN 2008 T   COM              09247G108      152    10000 SH       SOLE                    10000        0        0
BOSTON PRIVATE FINL HLDGS IN   COM              101119105     3911   140178 SH       SOLE                   140178        0        0
BP PLC                         SPONSORED ADR    055622104      709    10182 SH       SOLE                    10182        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      232     8972 SH       SOLE                     8972        0        0
CHEVRON CORP NEW               COM              166764100     1136    18307 SH       SOLE                    18307        0        0
CISCO SYS INC                  COM              17275R102      576    29477 SH       SOLE                    29477        0        0
CITIGROUP INC                  COM              172967101     1391    28834 SH       SOLE                    28834        0        0
CONOCOPHILLIPS                 COM              20825C104      208     3173 SH       SOLE                     3173        0        0
DIAMONDS TR                    UNIT SER 1       252787106    11789   105455 SH       SOLE                   105455        0        0
ELAN PLC                       ADR              284131208      521    31201 SH       SOLE                    31201        0        0
EXXON MOBIL CORP               COM              30231G102     2862    46652 SH       SOLE                    46652        0        0
FAIR ISAAC CORP                COM              303250104      218     5996 SH       SOLE                     5996        0        0
GENENTECH INC                  COM NEW          368710406      320     3908 SH       SOLE                     3908        0        0
GENERAL ELECTRIC CO            COM              369604103     2436    73896 SH       SOLE                    73896        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      213     1418 SH       SOLE                     1418        0        0
HEWLETT PACKARD CO             COM              428236103      224     7083 SH       SOLE                     7083        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      662     7493 SH       SOLE                     7493        0        0
ILOG S A                       SPONSORED ADR    452360100      203    15393 SH       SOLE                    15393        0        0
INTEL CORP                     COM              458140100      244    12836 SH       SOLE                    12836        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      896    11659 SH       SOLE                    11659        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2899    39648 SH       SOLE                    39648        0        0
ISHARES TR                     RUSSELL 1000     464287622     7514   108743 SH       SOLE                   108743        0        0
ISHARES TR                     GLDM SACHS TEC   464287549      743    16567 SH       SOLE                    16567        0        0
ISHARES TR                     DJ SEL DIV INX   464287168      448     7108 SH       SOLE                     7108        0        0
ISHARES TR                     RUSSELL 2000     464287655      274     3823 SH       SOLE                     3823        0        0
ISHARES TR                     DJ US UTILS      464287697      776     9813 SH       SOLE                     9813        0        0
ISHARES TR                     DJ US TECH SEC   464287721      920    19395 SH       SOLE                    19395        0        0
ISHARES TR                     RUSL 2000 VALU   464287630      748    10336 SH       SOLE                    10336        0        0
ISHARES TR                     S&P 500 INDEX    464287200    88027   690135 SH       SOLE                   690135        0        0
ISHARES TR                     MSCI EAFE IDX    464287465    29111   445185 SH       SOLE                   445185        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      611     9833 SH       SOLE                     9833        0        0
ISHARES TR                     1-3 YR TRS BD    464287457     1232    15462 SH       SOLE                    15462        0        0
JOHNSON & JOHNSON              COM              478160104      872    14552 SH       SOLE                    14552        0        0
KIMBERLY CLARK CORP            COM              494368103      233     3777 SH       SOLE                     3777        0        0
MATTEL INC                     COM              577081102      286    17300 SH       SOLE                    17300        0        0
MERCK & CO INC                 COM              589331107      229     6295 SH       SOLE                     6295        0        0
MICROSOFT CORP                 COM              594918104      587    25205 SH       SOLE                    25205        0        0
MORGAN STANLEY                 COM NEW          617446448      231     3651 SH       SOLE                     3651        0        0
NASDAQ 100 TR                  UNIT SER 1       631100104    26749   689937 SH       SOLE                   689937        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      341     3325 SH       SOLE                     3325        0        0
OPENTV CORP                    CL A             G67543101      134    34777 SH       SOLE                    34777        0        0
ORACLE CORP                    COM              68389X105      216    14896 SH       SOLE                    14896        0        0
PEPSICO INC                    COM              713448108      494     8224 SH       SOLE                     8224        0        0
PFIZER INC                     COM              717081103      563    24002 SH       SOLE                    24002        0        0
PRINCIPAL FINANCIAL GROUP IN   COM              74251V102      210     3765 SH       SOLE                     3765        0        0
PROCTER & GAMBLE CO            COM              742718109     1065    19147 SH       SOLE                    19147        0        0
QUALCOMM INC                   COM              747525103      310     7741 SH       SOLE                     7741        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      319     4760 SH       SOLE                     4760        0        0
SCHWAB CHARLES CORP NEW        COM              808513105      427    26716 SH       SOLE                    26716        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      706    21857 SH       SOLE                    21857        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     2215   108966 SH       SOLE                   108966        0        0
SPDR TR                        UNIT SER 1       78462F103    61900   486521 SH       SOLE                   486521        0        0
STELLENT INC                   COM              85856W105      865    90533 SH       SOLE                    90533        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104      385     6280 SH       SOLE                     6280        0        0
UNITRIN INC                    COM              913275103      508    11655 SH       SOLE                    11655        0        0
US BANCORP DEL                 COM NEW          902973304      303     9808 SH       SOLE                     9808        0        0
VANGUARD INDEX FDS             REIT VIPERS      922908553     3719    56092 SH       SOLE                    56092        0        0
WELLS FARGO & CO NEW           COM              949746101      324     4829 SH       SOLE                     4829        0        0
WESTAMERICA BANCORPORATION     COM              957090103      292     5959 SH       SOLE                     5959        0        0
ZIMMER HLDGS INC               COM              98956P102      219     3866 SH       SOLE                     3866        0        0
ZIPREALTY INC                  COM              98974V107      135    15906 SH       SOLE                    15906        0        0